CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY ¥ in Thousands, $ in Thousands	Ordinary shares CNY (¥) shares	Treasury shares CNY (¥) shares	Additional paid-in capital CNY (¥)	Retained earnings/ (accumulated losses) CNY (¥)	Accumulated other comprehensive income CNY (¥)	Total Baozun shareholders' equity CNY (¥)	Noncontrolling Interest CNY (¥)	CNY (¥) shares	USD ($) shares
Beginning balance at Dec. 31, 2021	¥ 133	¥ (385,942)	¥ 4,959,646	¥ 425,125	¥ (102,603)	¥ 4,896,359	¥ 163,310	¥ 5,059,669
Beginning balance (in shares) at Dec. 31, 2021 | shares	216,944,118
Beginning balance, treasury shares (in shares) at Dec. 31, 2021 | shares		8,149,626
Net loss				(653,290)		(653,290)	42,916	(610,374)
Net income attributable to redeemable non-controlling interests							(43,759)	(43,759)
Share repurchases		¥ (446,636)				(446,636)		¥ (446,636)	$ (68,000)
Share repurchases (in shares) | shares		24,203,643						24,203,643	24,203,643
Cancellation and return of loaned ADS	¥ (9)		9
Cancellation and return of loaned ADS (in shares) | shares	(12,692,328)
Share-based compensation			142,381			142,381		¥ 142,381
Exercise of share options and vesting of RSUs			3			3		3
Exercise of share options and vesting of RSUs (in shares) | shares	4,503,090
Foreign currency translation adjustment					118,281	118,281		118,281
Acquisition of non-controlling interest			1,095			1,095	(6,465)	(5,370)
Consolidation of subsidiaries with noncontrolling interests							9,830	9,830
Deconsolidation of a subsidiary due to loss of control			26,029			26,029	(12,098)	13,931
Capital contributions from noncontrolling interests			(60)			(60)	360	300
Ending balance at Dec. 31, 2022	¥ 124	¥ (832,578)	5,129,103	(228,165)	15,678	4,084,162	154,094	4,238,256
Ending balance (in shares) at Dec. 31, 2022 | shares	208,754,880
Ending balance, treasury shares (in shares) at Dec. 31, 2022 | shares		32,353,269
Net loss				(278,422)		(278,422)	55,646	(222,776)
Net income attributable to redeemable non-controlling interests							(45,969)	¥ (45,969)
Cancellation of treasury shares (Note 17)	¥ 23	¥ (832,578)	832,555
Cancellation of treasury shares (Note 17) (in shares) | shares	(32,353,269)	(32,353,269)						(32,353,269)	(32,353,269)
Share-based compensation			94,971			94,971		¥ 94,971
Exercise of share options and vesting of RSUs			1			1		1
Exercise of share options and vesting of RSUs (in shares) | shares	4,801,007
Foreign currency translation adjustment					16,573	16,573		16,573
Acquisition of non-controlling interest			(2,263)			(2,263)	(558)	(2,821)
Capital contributions from noncontrolling interests							2,736	2,736
Settlement of derivative liabilities with Cainiao with shares of a subsidiary (Note 16)			182,182			182,182		182,182
Acquisition of a subsidiary							5,325	5,325
Dividend to non-controlling interest shareholders							(1,600)	(1,600)
Ending balance at Dec. 31, 2023	¥ 101		4,571,439	(506,587)	32,251	4,097,204	169,674	¥ 4,266,878
Ending balance (in shares) at Dec. 31, 2023 | shares	181,202,618
Ending balance, treasury shares (in shares) at Dec. 31, 2023 | shares								0	0
Net loss				(185,198)		(185,198)	46,814	¥ (138,384)	$ (18,957)
Net income attributable to redeemable non-controlling interests							(48,804)	(48,804)	(6,686)
Share repurchases		¥ (95,502)				(95,502)		(95,502)	(13,300)
Share repurchases (in shares) | shares		14,331,000
Share-based compensation			79,578			79,578		79,578
Exercise of share options and vesting of RSUs	¥ 2		164			166		166
Exercise of share options and vesting of RSUs (in shares) | shares	7,766,706
Foreign currency translation adjustment					22,324	22,324		22,324	3,058
Tax effect relating to the investment from Cainiao			4,402			4,402		4,402
Acquisition of non-controlling interest			(3,627)			(3,627)	(904)	(4,531)
Capital contributions from noncontrolling interests							353	353
Acquisition of a subsidiary							12,555	12,555
Adjustment to redeemable non-controlling interests			(5,325)			(5,325)		(5,325)
Dividend to non-controlling interest shareholders							(1,080)	(1,080)
Transfer from redeemable non-controlling interests to non-controlling interests							17,570	17,570
Ending balance at Dec. 31, 2024	¥ 103	¥ (95,502)	¥ 4,646,631	¥ (691,785)	¥ 54,575	¥ 3,914,022	¥ 196,178	¥ 4,110,200	$ 563,094
Ending balance (in shares) at Dec. 31, 2024 | shares	188,969,324
Ending balance, treasury shares (in shares) at Dec. 31, 2024 | shares		14,331,000						14,331,000	14,331,000